UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

______ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________________to _____________________

Date of Report (Date of earliest event reported) _____________________

Commission File Number of securitizer: _____________________

Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001991309 (PIF Residential Funding V Ltd)

BRAVO Residential Funding Trust 2023-RPL1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): _____________

Michael Chiao, Authorized Person, 949-720-6974
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative
Schedule 2— Comp Sec Reports – Loan Level Exceptions
Schedule 3— Comp Sec Reports – Exception Grades
Schedule 4— Compliance Summary
Schedule 5— Credit Comp Sec Reports – Loan Level Exceptions
Schedule 6— Credit Comp Sec Reports – Exception Grades
Schedule 7— Exception Report
Schedule 8— Itemized Report
Schedule 9— Exception Grades
Schedule 10— Rating Agency Compliance
Schedule 11— Data Compare

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative
Schedule 2— Compliance Only Conditions Report – Conditions Summary
Schedule 3— Compliance Only Conditions Report – Conditions Detail
Schedule 4— Compliance Only Conditions Report – Loan Grades
Schedule 5— Loan Level Tape Compare Upload

99.3	Disclosures required by Rule 15Ga-2 for Mortgage Connect, LP

Schedule 1— Executive Summary
Schedule 2— Title Summary Report – Title Lien Report
Schedule 3— Title Summary Report – DQ Tax Report

99.4	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Executive Summary
Schedule 2— Compliance Review – Loan Summary
Schedule 3— Compliance Review – Exception Report
Schedule 3—Rating Agency Report

99.5	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1— Narrative
Schedule 2— Compliance Review – Exception Report
Schedule 3— Compliance Review – Rating Agency Grades

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 14, 2023

PIF Residential Funding V Ltd
(Securitizer)

By: Pacific Investment Management Company LLC, its investment manager

By:	/s/ Michael Chiao
Name: Michael Chiao
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative
Schedule 2— Comp Sec Reports – Loan Level Exceptions
Schedule 3— Comp Sec Reports – Exception Grades
Schedule 4— Compliance Summary
Schedule 5— Credit Comp Sec Reports – Loan Level Exceptions
Schedule 6— Credit Comp Sec Reports – Exception Grades
Schedule 7— Exception Report
Schedule 8— Itemized Report
Schedule 9— Exception Grades
Schedule 10— Rating Agency Compliance
Schedule 11— Data Compare

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative
Schedule 2— Compliance Only Conditions Report – Conditions Summary
Schedule 3— Compliance Only Conditions Report – Conditions Detail
Schedule 4— Compliance Only Conditions Report – Loan Grades
Schedule 5— Loan Level Tape Compare Upload

99.3	Disclosures required by Rule 15Ga-2 for Mortgage Connect, LP

Schedule 1— Executive Summary
Schedule 2— Title Summary Report – Title Lien Report
Schedule 3— Title Summary Report – DQ Tax Report

99.4	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Executive Summary
Schedule 2— Compliance Review – Loan Summary
Schedule 3— Compliance Review – Exception Report
Schedule 3—Rating Agency Report

99.5	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1— Narrative
Schedule 2— Compliance Review – Exception Report
Schedule 3— Compliance Review – Rating Agency Grades

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